Reconciliation of Financial Statements to Form 5500 - Reconciliation of Changes in Net Assets Available for Benefits (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in plan assets per the financial statements	$ 185,974,280
Net impact of deemed distributions of Notes receivable from participants under the Plan	3,248
Net income per Form 5500	$ 185,977,528